Related party information	12 Months Ended
Dec. 31, 2017
Related party information
Related party information

26. Related party information

(i)	Interests of Mr. Paul Coulson

As of February 21, 2018, the approval date of these financial statements, companies owned by Paul Coulson own approximately 25% of the issued share capital of ARD Holdings S.A., the ultimate parent company. Through its investment in the Yeoman group of companies, one of these companies has an interest in a further approximate 34% of the issued share capital of ARD Holdings S.A..

(ii)	Yeoman Capital S.A.

At December 31, 2017, Yeoman Capital S.A. owned approximately 34% of the ordinary shares of ARD Holdings S.A.. During 2017, the Group incurred costs of $nil (2016: $nil; 2015: $nil) for fees charged by the Yeoman group of companies. The amount outstanding at year end was $nil (2016: $nil; 2015: $nil).

(iii)	Common directorships

Five of the ARD Holdings S.A. directors (Paul Coulson, Brendan Dowling, Wolfgang Baertz, Gerald Moloney and Herman Troskie) also serve as directors in the Yeoman group of companies. All of the existing directors of Ardagh Group S.A. with the exception of Edward White and Damien O’Brien, are members of the Board of Directors of ARD Holdings S.A..

(iv)	Joint ventures

At December 31, 2017, the Group’s investment in joint ventures is $10 million (2016: $6 million). Transactions and balances outstanding with joint ventures are not material for the year ended and as at December 31, 2017 (2016: not material, 2015: not material).

(v)	Key management compensation

Key management are those persons who have the authority and responsibility for planning, directing and controlling the activities of the Group. Key management is comprised of the members who served on the Board and the Group’s executive leadership team during the reporting period. The composition of key management was re-defined during 2017. As a result, amounts previously reported for the years ended December 31, 2016 and 2015 have been re-presented in order to improve comparability. The amount outstanding at year end was $7 million (2016: $4 million, 2015: $4 million).

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Salaries and other short term employee benefits	12	12	10
Post-employment benefits	1	1	1
	13	13	11
Transaction related and other compensation	7	29	—
	20	42	11

(vi)	Pension schemes

The Group’s pension schemes are related parties. For details of all transactions during the year, please see Note 19.

(vii)	Related party balances

With the exception of the balances outlined in (i) to (vi) above, there are no material balances outstanding with related parties at December 31, 2017. Please refer to Note 20 for details of related party loan transactions for the year ended of December 31, 2017.

(viii) Subsidiaries

The following table provides information relating to our principal operating subsidiaries, all of which are wholly owned, at December 31, 2017 and 2016.

Company	Country of incorporation	Activity
Ardagh Metal Beverage Manufacturing Austria GmbH	Austria	Metal Packaging
Ardagh Metal Beverage Trading Austria GmbH	Austria	Metal Packaging
Latas Indústria de Embalagens de Alumínio do Brasil Ltda	Brazil	Metal Packaging
Ardagh Metal Packaging Czech Republic s.r.o.	Czech Republic	Metal Packaging
Ardagh Glass Holmegaard A/S	Denmark	Glass Packaging
Ardagh Aluminium Packaging France SAS	France	Metal Packaging
Ardagh MP West France SAS	France	Metal Packaging
Ardagh Metal Packaging France SAS	France	Metal Packaging
Ardagh Metal Beverage Trading France SAS	France	Metal Packaging
Ardagh Metal Beverage France SAS	France	Metal Packaging
Ardagh Glass GmbH	Germany	Glass Packaging
Heye International GmbH	Germany	Glass Engineering
Ardagh Metal Packaging Germany GmbH	Germany	Metal Packaging
Ardagh Germany MP GmbH	Germany	Metal Packaging
Ardagh Metal Beverage Trading Germany GmbH	Germany	Metal Packaging
Ardagh Metal Beverage Germany GmbH	Germany	Metal Packaging
Ardagh Glass Sales Limited	Ireland	Glass Packaging
Ardagh Packaging Holdings Limited	Ireland	Glass and Metal Packaging
Ardagh Group Italy S.r.l.	Italy	Glass and Metal Packaging
Ardagh Aluminium Packaging Netherlands B.V.	Netherlands	Metal Packaging
Ardagh Glass Dongen B.V.	Netherlands	Glass Packaging
Ardagh Glass Moerdijk B.V.	Netherlands	Glass Packaging
Ardagh Metal Packaging Netherlands B.V.	Netherlands	Metal Packaging
Ardagh Metal Beverage Trading Netherlands B.V.	Netherlands	Metal Packaging
Ardagh Metal Beverage Netherlands B.V.	Netherlands	Metal Packaging
Ardagh Glass S.A.	Poland	Glass Packaging
Ardagh Metal Packaging Poland Sp. z o.o.	Poland	Metal Packaging
Ardagh Metal Beverage Trading Poland Sp. z o.o.	Poland	Metal Packaging
Ardagh Metal Beverage Poland Sp. z o.o.	Poland	Metal Packaging
Ardagh Metal Beverage Trading Spain SL	Spain	Metal Packaging
Ardagh Metal Beverage Spain SL	Spain	Metal Packaging
Ardagh Metal Packaging Iberica S.A.	Spain	Metal Packaging
Ardagh Glass Limmared AB	Sweden	Glass Packaging
Ardagh Metal Beverage Europe GmbH	Switzerland	Metal Packaging
Ardagh Glass Limited	United Kingdom	Glass Packaging
Ardagh Metal Beverage Trading UK Limited	United Kingdom	Metal Packaging
Ardagh Metal Beverage UK Limited	United Kingdom	Metal Packaging
Ardagh Metal Packaging UK Limited	United Kingdom	Metal Packaging
Ardagh Metal Packaging USA Inc.	United States	Metal Packaging
Ardagh Glass Inc.	United States	Glass Packaging
Ardagh Metal Beverage USA Inc.	United States	Metal Packaging